Expense Example	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	682	908	1,151	1,849	195	603	1,037	2,243	90	281	118	1,084	74	230	401	894	149	462	797	1,746	111	351	610	1,350	675	887	1,116	1,773	185	573	985	2,137	86	268	466	1,037	72	224	390	871	147	456	787	1,724	109	342	595	1,316	668	866	1,080	1,696	188	582	1,001	2,169	329	496	678	1,203	65	205	357	798	142	440	761	1,669	86	311	555	1,253	685	963	1,262	2,109	194	637	1,107	2,407	82	316	568	1,292	78	279	498	1,127	153	512	896	1,972	117	402	707	1,575	705	1,052	1,422	2,459	212	707	1,228	2,657	101	347	613	1,373	100	314	546	1,212	176	545	939	2,041	137	434	752	1,655	692	946	1,219	1,997	207	640	1,098	2,369	94	298	518	1,153	81	252	439	978	157	486	839	1,834	120	375	649	1,432	697	955	1,232	2,021	225	694	1,190	2,554	108	339	589	1,305	93	290	504	1,120	169	523	902	1,965	130	414	720	1,587	693	969	1,265	2,105	195	632	1,096	2,379	81	302	541	1,227	81	272	479	1,076	156	504	877	1,924	120	396	693	1,536	665	857	1,065	1,663	183	566	975	2,116	65	233	415	942	65	205	357	798	139	434	750	1,646	97	318	556	1,241	683	911	1,156	1,860	196	606	1,042	2,254	81	287	510	1,152	81	254	443	989	158	490	845	1,845	115	372	649	1,438	691	947	1,222	2,006	199	626	1,078	2,334	85	317	567	1,284	85	278	487	1,091	161	509	882	1,929	124	404	705	1,561	195	603	1,037	2,243	380	638	916	1,708	684	913	1,161	1,871	158	490	845	1,845	122	368	633	1,391	83	259	450	1,002	703	978	1,274	2,114	210	655	1,126	2,429	91	322	573	1,289	91	295	515	1,150	167	524	905	1,974	132	418	726	1,599	694	946	1,217	1,989	207	654	1,128	2,436	91	312	551	1,236	89	278	482	1,073	164	508	876	1,911	125	397	689	1,520	111	347	601	1,329	200	618	1,062	2,296	90	281	488	1,084	74	230	401	894	156	483	834	1,824	113	359	625	1,383	544	789	1,054	1,809	175	594	1,039	2,276	76	262	465	1,050	72	224	390	871	148	459	792	1,735	98	338	597	1,338	543	739	952	1,564	169	532	919	2,005	76	237	411	918	61	192	335	750	136	425	734	1,613	98	312	544	1,210	717	1,072	1,450	2,507	218	685	1,179	2,539	107	400	715	1,608	107	387	689	1,546	183	602	1,047	2,282	150	503	880	1,939	363	551	754	1,341	170	526	907	1,976	69	218	379	847	54	170	296	665	131	409	708	1,556	91	292	511	1,139	700	989	1,300	2,179	212	702	1,219	2,638	102	327	570	1,267	102	329	575	1,278	154	484	837	1,832	124	408	714	1,582	531	711	907	1,471	170	526	907	1,976	72	228	399	893	59	186	324	726	537	721	921	1,497	161	526	916	2,009	62	226	403	917	61	192	335	750	96	312	547	1,219	750	1,117	1,508	2,599	256	788	1,345	2,866	124	387	670	1,477	107	334	579	1,283	182	563	970	2,105	146	452	782	1,713	714	1,007	1,322	2,210	231	712	1,220	2,615	110	343	595	1,317	94	293	509	1,131	178	551	949	2,062	136	425	734	1,613	534	737	956	1,587	169	544	945	2,065	46	201	369	858	46	173	311	713	123	412	722	1,601	88	302	534	1,201	707	987	1,287	2,137	236	727	1,245	2,666	111	347	601	1,329	95	296	515	1,143	172	533	918	1,998	133	415	718	1,579